Capital - Summary of Retained Earnings (Accumulated Deficit) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Subclassifications Of Assets Liabilities And Equities [Abstract]
Unappropriated retained earnings (accumulated deficit)	₩ 45,405	₩ 13,962	₩ 13,962	₩ (94)